MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 14:-MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from develops, manufactures and sells land radar for defense forces and border protection applications, avionics equipment and aviation data acquisition and debriefing systems (see Note 1 above for a brief description of the Company’s business).

b.Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2020	2019	2018

North America	$45,080	$21,995	$11,686
Israel	15,485	12,737	10,446
Europe	12,038	6,073	1,601
Asia	1,740	2,499	3,093
South America	1,089	1,027	1,206
Australia	785	-	-
Total	$76,217	$44,331	$28,032

F - 37

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

c.Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2020	2019	2018
	%

Customer A	21	-	-
Customer B	14	7	-
Customer C	10	-	-
Customer D	6	8	11
Customer E	5	4	12
Customer F	4	12	7
Customer G	1	3	11
Customer H	-	4	12

d.Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2020	2019

Israel	$10,108	$6,062

USA	3,860	3,065

	$13,968	$9,127